Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ 2,665
Interest cost	(95)	$ (94)	$ (102)
Actuarial gains/(losses) - demographic assumptions	(797)	(108)
Defined benefit obligation at 31 December	2,834	2,665
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	(7,568)	(8,410)	(7,952)
Current service costs	(67)	(72)	(74)
Interest cost	(326)	(322)	(340)
Past service gain/(cost)	(9)	(3)	17
Assets distributed on settlements	109	45	6
Benefits paid	596	493	502
Contribution by plan participants	(2)	(3)	(4)
Actuarial gains/(losses) - demographic assumptions	61	27	24
Actuarial gains/(losses) - financial assumptions	(912)	350	(264)
Experience adjustments	29	14	(21)
Exchange differences	(86)	313	(343)
Transfers and other movements	32		39
Defined benefit obligation at 31 December	(8,143)	(7,568)	(8,410)
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	5,059	5,623	5,177
Interest cost	218	225	239
Administration costs	(23)	(14)	(22)
Assets distributed on settlements	(107)	(45)	(7)
Return on plan assets exceeding interest income	579	(333)	233
Benefits paid	(596)	(493)	(502)
Contributions by AB InBev	294	307	315
Contribution by plan participants	2	3	4
Exchange differences	46	(214)	214
Transfers and other movements	(30)		(28)
Defined benefit obligation at 31 December	$ 5,442	$ 5,059	$ 5,623